UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Peter J. Gavey                 Darien, CT                 May 15, 2013
------------------             -----------------            -----------------
  [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $465,237
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                                           FORM 13F INFORMATION TABLE
                                                 MARCH 31, 2013


COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE                         VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (x1000)     RN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------               ---------        ------      --------    -------  ---------  ----------- ---------  ----- ------- -----
AIRCASTLE LTD                 COM              G0129K104     27,124   1,982,729 SH            Sole      NONE    1,982,729   0   0
ALLIANCE DATA SYSTEMS CORP    COM              018581108      2,176      13,439 SH            Sole      NONE       13,439   0   0
AMERICAN VANGUARD CORP        COM              030371108      2,794      91,475 SH            Sole      NONE       91,475   0   0
AMPHENOL CORP NEW             CL A             032095101     36,654     491,013 SH            Sole      NONE      491,013   0   0
APPLE INC                     COM              037833100     24,334      54,973 SH            Sole      NONE       54,973   0   0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205     21,310     522,806 SH            Sole      NONE      522,806   0   0
CARMAX INC                    COM              143130102      2,248      53,907 SH            Sole      NONE       53,907   0   0
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109        638      10,274 SH            Sole      NONE       10,274   0   0
CLEVELAND BIOLABS INC         COM              185860103      1,146     584,577 SH            Sole      NONE      584,577   0   0
COINSTAR INC                  COM              19259P300        603      10,314 SH            Sole      NONE       10,314   0   0
CREDIT ACCEP CORP MICH        COM              225310101     13,862     113,493 SH            Sole      NONE      113,493   0   0
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302     24,307     349,543 SH            Sole      NONE      349,543   0   0
DOLLAR TREE INC               COM              256746108     12,261     253,177 SH            Sole      NONE      253,177   0   0
EXAMWORKS GROUP INC           COM              30066A105      2,923     168,767 SH            Sole      NONE      168,767   0   0
EXPRESS SCRIPTS HLDG CO       COM              30219G108     28,747     498,913 SH            Sole      NONE      498,913   0   0
FORD MTR CO DEL               COM PAR $0.01    345370860      5,795     440,703 SH            Sole      NONE      440,703   0   0
GENERAL MTRS CO               COM              37045V100      4,768     171,379 SH            Sole      NONE      171,379   0   0
GENESEE & WYO INC             CL A             371559105     40,675     436,854 SH            Sole      NONE      436,854   0   0
GREEN MTN COFFEE ROASTERS IN  COM              393122106     50,638     892,143 SH            Sole      NONE      892,143   0   0
NEUSTAR INC                   CL A             64126X201     37,540     806,784 SH            Sole      NONE      806,784   0   0
POLYPORE INTL INC             COM              73179V103     27,037     672,897 SH            Sole      NONE      672,897   0   0
POOL CORPORATION              COM              73278L105        658      13,699 SH            Sole      NONE       13,699   0   0
QUALCOMM INC                  COM              747525103     16,461     245,907 SH            Sole      NONE      245,907   0   0
RADWARE LTD                   ORD              M81873107      6,914     183,259 SH            Sole      NONE      183,259   0   0
REALD INC                     COM              75604L105      3,491     268,518 SH            Sole      NONE      268,518   0   0
SEALED AIR CORP NEW           COM              81211K100      1,016      42,121 SH            Sole      NONE       42,121   0   0
SEI INVESTMENTS CO            COM              784117103      5,213     180,700 SH            Sole      NONE      180,700   0   0
TRIPADVISOR INC               COM              896945201     19,982     380,460 SH            Sole      NONE      380,460   0   0
UNITED RENTALS INC            COM              911363109     16,070     292,339 SH            Sole      NONE      292,339   0   0
VICOR CORP                    COM              925815102      2,471     497,147 SH            Sole      NONE      497,147   0   0
VISTAPRINT N V                SHS              N93540107     23,415     605,671 SH            Sole      NONE      605,671   0   0
WORLD ACCEP CORP DEL          COM              981419104      1,966      22,896 SH            Sole      NONE       22,896   0   0

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